COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Bank guarantees	$ 32,203	$ 25,410
Income from OCS grants	2,536	1,318	$ 1,092
Damages sought by plaintiff	75,000
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	4,235	3,797	5,426
Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 735	$ 1,175	$ 1,174